Condensed Consolidated and Combined Statements of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Cash Flows From Operating Activities:
Net income	$ 57.2	$ 53.2	$ 58.8		$ 134.6		$ 150.7
(Income) loss from discontinued operations, net of income taxes	0.9	1.1	(1.0)		6.7		6.3
Income from continuing operations	58.1	54.3	57.8		141.3		157.0
Adjustments to reconcile net cash provided by (used in) operating activities:
Depreciation and amortization	76.7	66.9	139.6	[1]	130.9	[1]	119.8	[1]
Share-based compensation	9.4	6.6	16.2		10.7		10.3
Deferred income taxes	(12.3)	3.5	(9.0)		9.0		36.4
Non-cash restructuring charge	2.6	0
Other non-cash items	4.1	(2.8)	10.3		(10.7)		(11.4)
Changes in assets and liabilities, net of the effects of acquisitions:
Accounts receivable, net	79.6	(77.8)	(181.2)		(6.8)		0.7
Inventories	(39.0)	(23.1)	27.7		(62.8)		12.2
Accounts payable	(34.0)	(12.0)	7.2		(8.3)		4.6
Income taxes	0.3	27.3	60.7		79.4		36.0
Accrued and other liabilities	(18.0)	(38.4)	22.6		(38.7)		(3.5)
Other	13.7	(12.3)	(16.0)		11.8		8.1
Net cash provided by (used in) operating activities	141.2	(7.8)	135.9		255.8		370.2
Cash Flows From Investing Activities:
Capital expenditures	(50.7)	(76.7)	(147.9)		(144.2)		(120.4)
Acquisitions and intangibles, net of cash acquired	(1,293.2)	(88.1)	(88.1)		0		0
Purchase of product rights			0		(13.2)		0
Restricted cash	4.1	0.9
Other	8.0	(1.1)	1.3		5.2		7.8
Net cash (used in) investing activities	(1,331.8)	(165.0)	(234.7)		(152.2)		(112.6)
Cash Flows From Financing Activities:
Issuance of external debt	1,296.8	0	898.1		0		0
Repayment of external debt	(30.1)	0
Repayment of capital leases	(0.7)	(0.7)	(1.3)		(1.3)		(1.3)
Debt financing costs	(32.2)	(2.3)	(12.0)		0		0
Excess tax benefit from share-based compensation	4.0	3.0	3.4		1.7		1.8
Net transfers to parent	0	172.8	(515.9)		(104.0)		(258.1)
Proceeds from exercise of share options	16.1	0	0.6		0		0
Repurchase of shares	(1.8)	0
Other			0.1		0		0
Net cash provided by (used in) financing activities	1,252.1	172.8	373.0		(103.6)		(257.6)
Effect of currency rate changes on cash	(2.1)	0	1.3		0		0
Net increase in cash and cash equivalents	59.4	0	275.5		0		0
Cash and cash equivalents at beginning of period	275.5	0	0		0		0
Cash and cash equivalents at end of period	334.9	0	275.5		0		0
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest, net			0.8		0.6		0.6
Cash paid for income taxes, net			$ 15.0		$ 4.9		$ 11.6

[1]	Depreciation for certain shared facilities is allocated based on occupancy percentage.